SCHEDULE OF ACCOUNTS RECEIVABLE AND ALLOWANCE FOR CREDIT LOSSES (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Credit Loss [Abstract]
Accounts receivable	$ 6,966,392	$ 54,337,861		$ 18,667,665
Less: allowance for the credit losses	(1,118,882)	(8,727,283)	$ (128,344)	(1,001,086)	$ (493,720)
Net accounts receivable	$ 5,847,510	$ 45,610,578		$ 17,666,579